SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 187,022	$ 172,929	$ 124,497
Depreciation and amortization	713	761	764
Income (loss) from continuing operations	(4,702)	1,540	(5,254)
Total assets from continuing operations	$ 42,349	$ 34,871	$ 28,655
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	$ 1	$ 3	$ 2
Income (loss) from continuing operations	(3,182)	(99)	(3,938)
Total assets from continuing operations	440	404	447
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	185,519	172,102	124,130
Depreciation and amortization	655	689	671
Income (loss) from continuing operations	1,597	5,106	2,373
Total assets from continuing operations	41,056	34,006	27,720
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	1,503	827	367
Depreciation and amortization	57	69	91
Income (loss) from continuing operations	(3,117)	(3,467)	(3,689)
Total assets from continuing operations	$ 853	$ 461	$ 488